SCHEDULE OF THE ASSIGNMENT OF GAIN ON DECONSOLIDATION OF SUBSIDIARIES (Details) - USD ($)	Dec. 31, 2021	Sep. 07, 2021	Dec. 31, 2020
Accounts payable	$ 312,772		$ 465,581
Accrued expenses	212,975		254,095
Insurance payable	98,255		26,794
Lease liabilities, current portion
Accrued compensation and related benefits	98,964		2,670
Total Liabilities	1,018,562		19,547,112
Cash	6,067,692		579,283
Accounts receivable	481,734
Property and equipment, net	577,205		472,670
TOTAL ASSETS	$ 9,534,689		$ 3,533,696
Subsidiaries [Member]
Notes payable (a)		$ 3,908,050
Accounts payable		1,242,421
Accrued expenses		314,927
Insurance payable		1,678,556
Contingency liabilities		3,311,272
Lease liabilities, current portion		1,263,494
Accrued compensation and related benefits		827,753
Total Liabilities		12,546,473
Cash		21,679
Accounts receivable		1,078
Property and equipment, net		96,496
TOTAL ASSETS		119,253
Gain on deconsolidation of subsidiaries		12,427,220
Less: additional cash payments made on behalf of deconsolidated subsidiaries		(63,771)
Gain on deconsolidation of subsidiaries		$ 12,363,449